Short Term Loans	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Short Term Loans

9.           Short term loan

On October 27, 2010, the Company received a loan of US$60,000 for working capital and on November 2, 2010 the Company received a further US$50,000 by way of a working capital loan.  The loans were short term loans bearing no interest and to be repaid upon the Company closing a convertible loan offering of US$2,000,000.  During the fiscal year ended April 30, 2012, the Company did not make any cash payments, leaving $123,626 (USD$110,000) on the balance sheets asshort term loans.